Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables
Schedule of receivables

	December 31,	December 31,
	2020	2019
Trade receivable	$—	$11,562
GST receivable	49,385	36,592
Scientific research and experimental development tax credits receivable	—	192,193
Interest receivable	162,316	99,573
Other receivables	1,645	265
	$213,346	$340,185